Retirement benefits (Tables)	12 Months Ended
Dec. 31, 2022
Employee Benefits [Abstract]
Summary of Retirement Benefits by Financial Position

	$ million
	Dec 31, 2022	Dec 31, 2021
Obligations	(73,481)	(107,336)
Plan assets	76,756	104,495
Asset ceilings	(371)	(13)
Surplus/(deficit)	2,904	(2,854)
Retirement benefits in the Consolidated Balance Sheet:
Non-current assets	10,200	8,471
Non-current liabilities:	(7,296)	(11,325)
Non-current liabilities - Pensions	(4,417)	(6,458)
Non-current liabilities - OPEB	(2,879)	(4,867)
Total	2,904	(2,854)

Summary of Retirement Benefit Expense

	$ million
	2022	2021	2020
Defined benefit plans:
Current service cost, net of plan participants’ contributions	1,100	1,385	1,359
Interest expense on defined pension benefit obligations	1,584	1,223	1,683
Interest income on plan assets	(1,732)	(1,160)	(1,657)
Interest expense on OPEB obligations	120	128	145
Current OPEB service cost	57	60	72
Other [A]	246	(343)	(174)
Total	1,375	1,293	1,428
Defined contribution plans	420	403	423
Total retirement benefit expense	1,795	1,696	1,851
[A]Mainly related to plan amendments and curtailments on pension and OPEB plans.

Summary of Remeasurements

	$ million
	2022	2021	2020
Actuarial gains/(losses) on obligations:
Due to changes in financial assumptions on pensions [A]	28,840	1,915	(9,500)
Due to changes in financial assumptions on OPEB [A]	527	59	(650)
Due to experience adjustments on pensions [B]	(2,956)	136	616
Due to experience adjustments on OPEB [B] [C]	1,480	322	188
Due to changes in demographic assumptions on pensions [D]	27	(320)	1,310
Due to changes in demographic assumptions on OPEB [D]	25	(111)	65
Total	27,943	2,001	(7,971)
Return on plan assets (shortage)/in excess of interest income	(20,612)	8,185	4,509
Other movements	(349)	5	7
Total remeasurements	6,982	10,191	(3,455)
[A]Mainly relates to changes in the discount rate and inflation assumptions.
[B]Experience adjustments arise from differences between the actuarial assumptions made in respect of the year and actual outcomes.
[C]Includes $782 million to reflect the impact of prescription drug rebates.
[D]Mainly relates to updates in mortality assumptions.

Summary of Defined Benefit Plan Obligations and Assets
Defined benefit plan obligations

2022

	$ million, except where indicated
	Pension benefits				Other post-employment benefits
	The Netherlands	UK	USA	Rest of the world [A]	OPEB [B]	Total
At January 1	35,340	29,913	19,003	18,213	4,867	107,336
Current service cost	286	259	282	261	57	1,145
Interest expense	298	489	417	380	120	1,704
Actuarial gains	(8,806)	(9,793)	(3,730)	(3,582)	(2,032)	(27,943)
Benefit payments	(942)	(1,124)	(1,088)	(771)	(178)	(4,103)
Other movements	374	130	(91)	(154)	37	296
Currency translation differences	(1,942)	(2,083)	—	(937)	8	(4,954)
At December 31	24,608	17,791	14,793	13,410	2,879	73,481
Comprising:
Funded pension plans	24,608	17,474	13,925	11,258		67,265
Weighted average duration	17 years	15 years	12 years	13 years		15 years
Unfunded pension plans		317	868	2,152		3,337
Weighted average duration		15 years	9 years	12 years		11 years
Unfunded OPEB plans					2,879	2,879
Weighted average duration					14 years	14 years
[A]Includes pension plans in Germany ($3,477 million) and Canada ($3,482 million) as the largest pension plans in the rest of the world.
[B]Mainly related to post-retirement medical benefits in the USA.

2021

	$ million, except where indicated
	Pension benefits				Other post-employment benefits
	The Netherlands	UK	USA	Rest of the world [A]	OPEB [B]	Total
At January 1	37,268	32,269	20,367	20,520	5,368	115,792
Current service cost	377	323	339	339	60	1,438
Interest expense	155	376	357	335	128	1,351
Actuarial (gains)/losses	1,477	(1,418)	(695)	(1,095)	(270)	(2,001)
Benefit payments	(979)	(1,306)	(1,220)	(870)	(200)	(4,575)
Other movements	(27)	3	(145)	(167)	(187)	(523)
Currency translation differences	(2,931)	(334)	—	(849)	(32)	(4,146)
At December 31	35,340	29,913	19,003	18,213	4,867	107,336
Comprising:
Funded pension plans	35,340	29,440	17,874	15,341		97,995
Weighted average duration	19 years	19 years	12 years	17 years		18 years
Unfunded pension plans		473	1,129	2,872		4,474
Weighted average duration		18 years	9 years	14 years		13 years
Unfunded OPEB plans					4,867	4,867
Weighted average duration					14 years	14 years
[A]Includes pension plans in Germany ($4,988 million) and Canada ($4,740 million) as the largest pension plans in rest of the world.
[B]Mainly related to post-retirement medical benefits in the USA.
23. Retirement benefits continued
Defined benefit plan assets

2022

	$ million, except where indicated
	Pension benefits
	The Netherlands	UK	USA	Rest of the world [A]	Total
At January 1	37,096	33,720	18,055	15,624	104,495
Return on plan assets in excess of interest income	(6,576)	(8,682)	(3,523)	(1,831)	(20,612)
Interest income	314	552	406	460	1,732
Employer contributions	228	54	408	41	731
Plan participants’ contributions	11	16	—	5	32
Benefit payments	(942)	(1,124)	(1,088)	(735)	(3,889)
Other movements	(9)	150	(15)	(184)	(58)
Currency translation differences	(2,136)	(2,723)	—	(816)	(5,675)
At December 31	27,986	21,963	14,243	12,564	76,756
[A]Includes pension plans in Germany ($2,538 million) and Canada ($3,497 million) as the largest pension plans in the rest of the world.

2021

	$ million, except where indicated
	Pension benefits
	The Netherlands	UK	USA	Rest of the world [A]		Total
At January 1	37,673	32,193	17,046	15,766		102,678
Return on plan assets in excess of interest income	3,199	2,575	1,377	1,034		8,185
Interest income	158	376	308	318		1,160
Employer contributions	170	266	559	(58)	[B]	937
Plan participants’ contributions	13	19	—	7		39
Benefit payments	(979)	(1,306)	(1,220)	(821)		(4,326)
Other movements	(6)	(13)	(15)	(13)		(47)
Currency translation differences	(3,132)	(390)	—	(609)		(4,131)
At December 31	37,096	33,720	18,055	15,624		104,495
[A]Includes pension plans in Germany ($3,282 million) and Canada ($4,325 million) as the largest pension plans in the rest of world.
[B]Includes the netted amount of $294 million received from the captive structure in relation to the pension plans reinsured in rest of the world.

Type of pension assets

	2022	2021
Quoted in active markets:
Equities	13%	22%
Debt securities	70%	53%
Real estate	—%	1%
Other	1%	—%
Unquoted
Equities	13%	10%
Debt securities	2%	4%
Real estate	7%	6%
Investment funds	4%	3%
Debt repurchase agreements [A]	(14)%	—%
Cash	4%	1%
[A]'Debt repurchase agreements' are mainly related to UK member defined pension plans to fund liability-driven investments. In addition to these contracts, derivatives including interest rate and inflation swaps are used in the principal defined benefit plan in the Netherlands for liability matching strategies.

Summary of Assumptions for Sensitivity Analysis

			$ million, except where indicated
			Effect of using alternative assumptions
	Assumptions used at nominal rates		Increase/(decrease) in defined benefit obligations
	Dec 31, 2022	Dec 31, 2021	Range of assumptions	Dec 31, 2022		Dec 31, 2021
Rate of increase in pensionable remuneration [A]	4.0%	3.4%	-1% to +1%	(833)	921	(1,519)	1,672
of which the Netherlands	3.3%	2.8%
of which UK	4.1%	3.6%
of which USA	4.6%	4.1%
Rate of increase in pensions in payment	2.1%	2.0%	-1% to +1%	(5,542)	6,657	(9,908)	12,171
of which the Netherlands	2.6%	2.2%
of which UK	3.0%	3.0%
of which USA	—%	—%
Discount rate for pension plans	4.5%	2.0%	-1% to +1%	10,522	(8,328)	18,954	(14,599)
of which the Netherlands	3.7%	1.2%
of which UK	4.8%	1.9%
of which USA	5.0%	2.9%
Inflation rate for defined benefit obligation [B]	2.2%	2.1%	-1% to +1%	(6,002)	7,271	(10,691)	13,325
of which the Netherlands	2.6%	2.2%
of which UK	3.1%	3.2%
Expected age at death for persons aged 60:
Men	87 years	87 years	-1 year to +1 year	(1,130)	1,103	(1,946)	1,937
of which the Netherlands	88 years	88 years
of which UK	87 years	88 years
of which USA	85 years	85 years
Women	89 years	89 years	-1 year to +1 year	(993)	1,077	(1,863)	1,972
of which the Netherlands	89 years	89 years
of which UK	90 years	90 years
of which USA	86 years	86 years
Rate of increase in health-care costs [C]	6.4%	6.2%	-1% to +1%	(298)	372	(513)	630
Discount rate for health-care plans [C]	5.7%	2.9%	-1% to +1%	401	(309)	678	(539)
[A]Based on active members.
[B]Excluding US funds in the weighted average inflation rate, because of the insignificant impact on the defined benefit obligation.
[C]Mainly related to post-retirement health-care benefits in the USA.